Trade payables and accrued liabilities (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade Payables and Accrued Liabilities [Abstract]
Trade payables	$ 635,622	$ 457,520
Wages payables	80,573	62,110
Due to related parties (Note 18)	83,331	16,814
Accrued liabilities	463,335	587,346
Trade payables and accrued liabilities	$ 1,262,861	$ 1,123,790